Accounts receivable, net - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable	$ 69,884	$ 33,920
Less: Allowance for current expected credit losses	(1,471)	(1,258)	$ (1,022)	$ (1,429)
Accounts receivable, net	$ 68,413	$ 32,662